CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Changes in unrealized gains (losses) on available-for-sale securities, tax		$ (223.3)	$ 169.4	$ 74.1	$ 190.4
Other-than-temporary impairments on fixed maturities not related to credit losses, tax				(0.1)	0.0
Impact of net unrealized (gains) losses on DAC and VOBA, tax		39.9	(28.4)	(7.5)	(17.0)
Impact of cash flow hedges, tax		$ (1.4)	$ (7.4)	$ 9.5	$ (21.2)
Predecessor Company
Changes in unrealized gains (losses) on available-for-sale securities, tax	$ 61.0					$ (322.5)
Other-than-temporary impairments on fixed maturities not related to credit losses, tax	0.0					(6.1)
Impact of net unrealized (gains) losses on DAC and VOBA, tax	(13.1)					55.7
Impact of cash flow hedges, tax	$ 13.6					$ 19.3